Expense Example (Invesco Moderate Allocation Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Moderate Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class A
1 Year	$ 654
3 Years	905
5 Years	1,175
10 Years	1,944
Class B, Invesco Moderate Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	686
3 Years	907
5 Years	1,254
10 Years	2,100
Class C, Invesco Moderate Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	286
3 Years	607
5 Years	1,054
10 Years	2,294
Class R, Invesco Moderate Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class R
1 Year	135
3 Years	453
5 Years	794
10 Years	1,756
Class Y, Invesco Moderate Allocation Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	85
3 Years	297
5 Years	527
10 Years	$ 1,188